18. Deferred taxes and contributions (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Taxes And Contributions Details 4
Profit before income taxes		R$ 3,503,614	R$ 4,129,054	R$ 587,529
Statutory rate		34.00%	34.00%	34.00%
Estimated expense at statutory rate		R$ (1,191,229)	R$ (1,403,878)	R$ (199,760)
Tax benefit of interest on equity		245,444	245,637	56,172
Permanent differences: Provision – Law 4,819/58	[1]	(57,104)	(63,039)	(54,679)
Permanent differences: Donations		(12,413)	(10,987)	(3,153)
Permanent differences: GESP Agreement		0	0	151,465
Other differences		30,998	50,311	(1,295)
Actual income tax and social contribution expense		(984,304)	(1,181,956)	(51,250)
Current income tax and social contribution		(882,787)	(1,121,289)	(1,226)
Deferred income tax and social contribution		R$ (101,517)	R$ (60,667)	R$ (50,024)
Effective rate		28.00%	29.00%	9.00%

[1]	Permanent difference related to the provision for actuarial liability (Note 20 (b) (iii)).